Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividends declared, per share	¥ 55.00	¥ 45.00	¥ 35.00